Intangible Assets - Movement of Goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in goodwill [abstract]
Beginning balance	£ 8,453.4	£ 7,612.3
Goodwill impairment	63.6	37.9	£ 1.8
Ending balance	8,388.9	8,453.4	7,612.3
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	12,144.6	10,991.0
Additions	319.1	262.6
Disposals	0.0	0.0
Exchange adjustments	(484.5)	891.0
Ending balance	11,979.2	12,144.6	10,991.0
Accumulated impairment losses and write-downs
Reconciliation of changes in goodwill [abstract]
Beginning balance	(3,691.2)	(3,378.7)
Goodwill impairment	63.6	37.9	1.8
Exchange adjustments	(164.5)	274.6
Ending balance	£ (3,590.3)	£ (3,691.2)	£ (3,378.7)